Capital stock - Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic Earnings per share
Earnings attributable to ordinary shares outstanding	$ 316,637,512	$ 243,624,754	$ 173,942,373
Weighted average number of ordinary shares outstanding (in shares)	756,961,868	682,642,927	648,418,962
Basic earnings per share (usd per share)	$ 0.4183	$ 0.3569	$ 0.2683
Diluted Earnings per share
Earnings attributable to ordinary shares outstanding and shares in Long-term Incentive Plan	$ 316,637,512	$ 243,624,754	$ 173,942,373
Weighted average number of ordinary shares plus shares in Long-term Incentive Plan (in shares)	768,845,264	694,253,758	692,934,852
Diluted earnings per share (usd per share)	$ 0.4118	$ 0.3509	$ 0.2636